SUBSEQUENT EVENTS - Narrative (Details) - BPY - Major business combination shares in Millions, $ in Millions	3 Months Ended
Mar. 31, 2018 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Cash transferred	$ 9,250
Units issued (in shares) | shares	254
Consideration transferred, acquisition-date fair value	$ 4,000
Proportion of ownership interest in subsidiary	50.00%